Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 51,312	$ 61,348
Gross unrealized holding gains		604	432
Gross unrealized holding (losses)		(102)	(209)
Amortized cost basis	[2]	50,810	61,125
Accrued interest on securities		412	538
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	35,608	14,097
Gross unrealized holding gains		265	24
Gross unrealized holding (losses)		(102)	(97)
Amortized cost basis	[2]	35,445	14,170
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	15,704	47,251
Gross unrealized holding gains		339	408
Gross unrealized holding (losses)			(112)
Amortized cost basis	[2]	$ 15,365	$ 46,955

[1]	Fair value is being determined using quoted market prices in active markets (Level 2).
[2]	Including accrued interest in the amount of US$ 538 thousand and US$ 412 thousand as of December 31, 2019 and 2020, respectively.